Schedule II - Valuation and Qualifying Accounts (Details) - Allowance for Doubtful Accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 17.9	$ 17.9	$ 16.0
Charged to Costs & Expenses	4.7	5.8	3.5
Impact of Currency	(0.7)	0.7	0.5
Write Offs, Write Downs & Deductions	(4.0)	(6.5)	(2.1)
Balance at End of Period	$ 17.9	$ 17.9	$ 17.9